Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable

(In thousands)	December 31, 2024	December 31, 2025
Accounts receivable	33,920	69,884
Less: Allowance for current expected credit losses	(1,258)	(1,471)
Accounts receivable, net	32,662	68,413

Schedule of movement in the allowance for current expected credit loss

(In thousands)	2023	2024	2025
Balance at beginning of the year	1,429	1,022	1,258
Additions	213	261	430
Reversals	(189)	—	(19)
Write-off	(408)	(8)	(228)
Exchange difference	(23)	(17)	30
Balance at end of the year	1,022	1,258	1,471

Schedule of summarizes customers with balances of accounts receivable

	December 31, 2024	December 31, 2025
Customer A	35%	24%
Customer B	*	11%
*Less than 10%.